Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Weighted average number of ordinary shares outstanding – diluted	25,638,122	22,500,000
Earnings per ordinary share – diluted	$ 0.05	$ 0.19